UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place,
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services at 1-800-822-5544
or
Institutional Shareholder Services at 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2009

Legg Mason Partners
Variable Global Equity
Portfolio

Managed by BATTERYMARCH

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio’s investment objective is long-term capital growth. Dividend income, if any, is a secondary consideration.

Portfolio name change

During the fourth quarter of 2009, it is expected that the Portfolio’s name will change to Legg Mason Batterymarch Variable Global Equity Portfolio. There will be no change in the Portfolio’s investment objective or investment policies as a result of the name change.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	15

Statement of operations	16

Statements of changes in net assets	17

Financial highlights	18

Notes to financial statements	19

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Portfolio’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

Dear Shareholder,

The U.S. economy remained weak during the six-month reporting period ended June 30, 2009. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately six and a half million jobs have been shed and we have experienced eighteen consecutive months of job losses. In addition, the unemployment rate continued to move steadily higher, rising from 9.4% in May to 9.5% in June 2009, to reach its highest rate since August 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable in recent months and, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and inventory levels were drawn down.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Legg Mason Partners Variable Global Equity Portfolio   I

Letter from the chairman continued

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Despite an extremely poor start, the U.S. stock market, as measured by the S&P 500 Indexiv (the “Index”), generated a positive return for the six months ended June 30, 2009. Continued fallout from the financial crisis and a rapidly weakening economy caused the market to fall sharply in January and February 2009, with the Index returning -8.43% and -10.65%, respectively. Stock prices continued to plunge in early March, reaching a twelve-year low on March 9th. Stocks then rallied sharply, rising approximately 36% from their March low through the end of June 2009. This rebound was due to a variety of factors, including optimism that the economy was bottoming and that corporate profits would improve as the year progressed. All told, the Index gained 3.16% over the six-month reporting period.

II   Legg Mason Partners Variable Global Equity Portfolio

The international developed equity markets, as measured by the MSCI EAFE Indexv, also posted positive results during the six-month reporting period and outperformed the Index. During the six-month period ended June 30, 2009, the MSCI EAFE Index returned 7.95%. This was due, in part, to international stocks generating better returns in April and May 2009. During this time, international stocks rose sharply given certain economic data that triggered hopes that the global economy was beginning to show signs of modest improvement.

Performance review
For the six months ended June 30, 2009, Legg Mason Partners Variable Global Equity Portfolio1 returned 0.16%. The Portfolio’s unmanaged benchmark, the MSCI World Indexvi, returned 6.35% for the same period. The Lipper Variable Global Core Funds Category Average2 returned 7.04% over the same time frame.

PERFORMANCE SNAPSHOT as of June 30, 2009 (unaudited)

6 MONTHS
(not annualized)
Variable Global Equity Portfolio[1]	0.16%

MSCI World Index	6.35%

Lipper Variable Global Core Funds Category Average[2]	7.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated April 30, 2009, the gross total operating expense ratio was 1.33%.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00%. This expense limitation may be reduced or terminated at any time.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 50 funds in the Portfolio’s Lipper Category.

Legg Mason Partners Variable Global Equity Portfolio   III

Letter from the chairman continued

A special note regarding increased market volatility
Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your portfolio
Important information with regard to certain regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 31, 2009

IV   Legg Mason Partners Variable Global Equity Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, investments in stocks are subject to market fluctuations. Diversification does not assure against loss. The Portfolio may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Foreign stocks are subject to certain risks of overseas investing not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

vi	The MSCI World Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividends.

Legg Mason Partners Variable Global Equity Portfolio   V

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Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
0.16%	$1,000.00	$1,001.60	1.00%	$4.96

[1]	For the six months ended June 30, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
5.00%	$1,000.00	$1,019.84	1.00%	$5.01

[1]	For the six months ended June 30, 2009.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   3

Schedule of investments (unaudited)
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE

COMMON STOCKS — 98.6%

CONSUMER DISCRETIONARY — 9.0%

	Automobiles — 1.3%
3,800	Honda Motor Co., Ltd.(a)	$104,032

10,500	Toyota Motor Corp.(a)	396,883

	Total Automobiles	500,915

	Diversified Consumer Services — 0.8%
3,000	Apollo Group Inc., Class A Shares*	213,360

5,700	H&R Block Inc.	98,211

	Total Diversified Consumer Services	311,571

	Hotels, Restaurants & Leisure — 1.1%
37,800	Compass Group PLC(a)	212,918

8,630	OPAP S.A.(a)	229,164

	Total Hotels, Restaurants & Leisure	442,082

	Household Durables — 0.6%
13,300	D.R. Horton Inc.	124,488

4,500	Sony Corp.(a)	116,228

	Total Household Durables	240,716

	Leisure Equipment & Products — 0.1%
3,400	Namco Bandai Holdings Inc.(a)	37,288

	Media — 1.7%
16,700	Comcast Corp., Class A Shares	241,983

5,610	DIRECTV Group Inc.*	138,623

3,200	McGraw-Hill Cos. Inc.	96,352

3,113	Publicis Groupe SA(a)	95,033

2,700	Time Warner Cable Inc.	85,509

	Total Media	657,500

	Multiline Retail — 1.5%
4,300	Big Lots Inc.*	90,429

1,900	Dollar Tree Inc.*	79,990

2,900	Family Dollar Stores Inc.	82,070

4,100	J.C. Penney Co. Inc.	117,711

18,033	Marks & Spencer Group PLC(a)	90,979

3,100	Target Corp.	122,357

	Total Multiline Retail	583,536

See Notes to Financial Statements.

4   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Specialty Retail — 1.2%
3,700	Aeropostale Inc.*	$126,799

8,700	Gap Inc.	142,680

2,700	Ross Stores Inc.	104,220

2,900	TJX Cos. Inc.	91,234

	Total Specialty Retail	464,933

	Textiles, Apparel & Luxury Goods — 0.7%
4,400	Coach Inc.	118,272

2,800	Polo Ralph Lauren Corp.	149,912

	Total Textiles, Apparel & Luxury Goods	268,184

	TOTAL CONSUMER DISCRETIONARY	3,506,725

CONSUMER STAPLES — 10.7%

	Beverages — 1.7%
2,900	Coca-Cola Co.	139,171

8,400	Coca-Cola Enterprises Inc.	139,860

14,312	Diageo PLC(a)	205,453

3,400	PepsiCo Inc.	186,864

	Total Beverages	671,348

	Food & Staples Retailing — 2.7%
3,300	CVS Caremark Corp.	105,171

11,800	Koninklijke Ahold NV(a)	135,574

8,500	Kroger Co.	187,425

4,800	Lawson Inc.(a)	210,903

4,600	Sysco Corp.	103,408

6,630	Wal-Mart Stores Inc.	321,157

	Total Food & Staples Retailing	1,063,638

	Food Products — 2.7%
3,600	Archer-Daniels-Midland Co.	96,372

5,100	Dean Foods Co.*	97,869

3,200	H.J. Heinz Co.	114,240

12,400	Nestle SA, Registered Shares(a)	467,990

11,500	Sara Lee Corp.	112,240

6,317	Unilever NV, CVA(a)	152,431

	Total Food Products	1,041,142

	Household Products — 1.2%
8,823	Procter & Gamble Co.	450,855

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   5

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Tobacco — 2.4%
17,590	Altria Group Inc.	$288,300

7,047	British American Tobacco PLC(a)	194,599

1,200	Lorillard Inc.	81,324

8,830	Philip Morris International Inc.	385,165

	Total Tobacco	949,388

	TOTAL CONSUMER STAPLES	4,176,371

ENERGY — 11.4%

	Energy Equipment & Services — 0.8%
3,200	Dresser-Rand Group Inc.*	83,520

9,100	Nabors Industries Ltd.*	141,778

3,700	Noble Corp.	111,925

	Total Energy Equipment & Services	337,223

	Oil, Gas & Consumable Fuels — 10.6%
55,281	BP PLC(a)	437,274

5,900	Chevron Corp.	390,875

3,885	ConocoPhillips	163,403

4,400	EnCana Corp.	218,250

13,200	Eni SpA(a)	313,097

9,450	Exxon Mobil Corp.	660,650

3,400	LUKOIL, ADR(a)	151,906

3,800	Marathon Oil Corp.	114,494

3,600	Petroleo Brasileiro SA, ADR	147,528

18,060	Rosneft Oil Co., GDR*(b)	98,427

20,300	Royal Dutch Shell PLC, Class A Shares	506,834

9,450	StatoilHydro ASA(a)	186,467

9,500	Talisman Energy Inc.	136,537

8,290	Total SA(a)	448,941

10,600	Williams Cos. Inc.	165,466

	Total Oil, Gas & Consumable Fuels	4,140,149

	TOTAL ENERGY	4,477,372

FINANCIALS — 17.5%

	Capital Markets — 1.4%
6,700	Charles Schwab Corp.	117,518

900	Goldman Sachs Group Inc.	132,696

See Notes to Financial Statements.

6   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Capital Markets — 1.4% continued

4,800	Morgan Stanley	$136,848

3,300	State Street Corp.	155,760

	Total Capital Markets	542,822
	Commercial Banks — 8.7%
19,509	Banco Bilbao Vizcaya Argentaria SA(a)	245,807

39,818	Banco Santander Central Hispano SA(a)	480,455

5,010	Bank of Hawaii Corp.	179,508

28,654	Barclays PLC(a)	133,410

1,600	BNP Paribas SA(a)	103,815

56,000	BOC Hong Kong Holdings Ltd.(a)	99,126

19,950	HSBC Holdings PLC(a)	165,552

23,000	Mitsubishi UFJ Financial Group Inc.(a)	141,363

6,712	National Australia Bank Ltd.(a)	120,896

4,521	National Bank of Greece SA(a)*	123,850

24,000	Oversea-Chinese Banking Corp. Ltd.(a)	110,391

6,350	Royal Bank of Canada	259,811

74,000	Shinsei Bank Ltd.(a)*	118,118

12,700	Standard Chartered PLC(a)	239,105

2,700	State Bank of India, GDR(a)(b)	191,720

4,200	Toronto-Dominion Bank	217,071

6,500	Wells Fargo & Co.	157,690

20,213	Westpac Banking Corp.(a)	327,560

	Total Commercial Banks	3,415,248

	Consumer Finance — 0.3%
4,800	American Express Co.	111,552

	Diversified Financial Services — 1.8%
3,943	Bolsas y Mercados Espanoles(a)	116,913

11,300	Hong Kong Exchanges & Clearing Ltd.(a)	175,457

11,978	ING Groep NV, CVA(a)	120,543

5,685	JPMorgan Chase & Co.	193,916

19,000	Singapore Exchange Ltd.(a)	92,847

	Total Diversified Financial Services	699,676

	Insurance — 3.3%
500	CNP Assurances(a)	47,732

3,900	First American Corp.	101,049

2,700	MetLife Inc.	81,027

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   7

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Insurance — 3.3% continued

1,587	Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)(a)	$214,603

9,086	QBE Insurance Group Ltd.(a)	145,037

28,000	Sompo Japan Insurance Inc.(a)	185,866

3,750	T&D Holdings Inc.(a)	106,912

5,600	Tokio Marine Holdings Inc.(a)	153,778

4,100	Torchmark Corp.	151,864

3,150	Travelers Cos. Inc.	129,276

	Total Insurance	1,317,144

	Real Estate Investment Trusts (REITs) — 0.8%
2,300	Digital Realty Trust Inc.	82,455

4,300	Liberty Property Trust	99,072

2,300	Simon Property Group Inc.	118,289

	Total Real Estate Investment Trusts (REITs)	299,816

	Real Estate Management & Development — 1.2%
4,600	Daito Trust Construction Co., Ltd.(a)	215,889

7,000	Mitsui Fudosan Co., Ltd.(a)	121,255

8,000	Sumitomo Realty & Development Co., Ltd.(a)	145,499

	Total Real Estate Management & Development	482,643

	TOTAL FINANCIALS	6,868,901

HEALTH CARE — 10.7%

	Biotechnology — 0.8%
3,800	Amgen Inc.*	201,172

2,850	Gilead Sciences Inc.*	133,494

	Total Biotechnology	334,666

	Health Care Providers & Services — 1.1%
3,600	Medco Health Solutions Inc.*	164,196

5,100	UnitedHealth Group Inc.	127,398

2,800	WellPoint Inc.*	142,492

	Total Health Care Providers & Services	434,086

	Pharmaceuticals — 8.8%
6,400	Abbott Laboratories	301,056

9,100	AstraZeneca PLC(a)	400,582

10,500	Bristol-Myers Squibb Co.	213,255

4,200	Eli Lilly & Co.	145,488

21,600	GlaxoSmithKline PLC(a)	380,217

8,900	H. Lundbeck A/S(a)	169,514

See Notes to Financial Statements.

8   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Pharmaceuticals — 8.8% continued

4,500	Johnson & Johnson	$255,600

6,200	Merck & Co. Inc.	173,352

6,600	Novartis AG, Registered Shares(a)	268,148

25,650	Pfizer Inc.	384,750

1,300	Roche Holding AG(a)	176,863

5,800	Sanofi-Aventis(a)	341,057

5,800	Takeda Pharmaceutical Co., Ltd.(a)	225,333

	Total Pharmaceuticals	3,435,215

	TOTAL HEALTH CARE	4,203,967

INDUSTRIALS — 10.3%

	Aerospace & Defense — 3.1%
1,500	Alliant Techsystems Inc.*	123,540

23,500	BAE Systems PLC(a)	131,126

1,800	General Dynamics Corp.	99,702

2,500	Goodrich Corp.	124,925

4,100	Honeywell International Inc.	128,740

1,600	L-3 Communications Holdings Inc.	111,008

2,200	Lockheed Martin Corp.	177,430

2,700	Northrop Grumman Corp.	123,336

4,300	Raytheon Co.	191,049

	Total Aerospace & Defense	1,210,856

	Building Products — 0.3%
2,900	Compagnie de Saint-Gobain(a)	96,952

	Commercial Services & Supplies — 0.8%
29,087	Brambles Ltd.(a)	139,213

21,800	Securitas AB, Class B Shares(a)	185,396

	Total Commercial Services & Supplies	324,609

	Construction & Engineering — 1.2%
8,550	KBR Inc.	157,662

3,300	URS Corp.*	163,416

3,100	Vinci SA(a)	139,109

	Total Construction & Engineering	460,187

	Electrical Equipment — 0.3%
1,522	Schneider Electric SA(a)	116,385

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   9

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Industrial Conglomerates — 2.0%
15,175	General Electric Co.	$177,851

2,400	Jardine Matheson Holdings Ltd.	65,661

5,050	Siemens AG, Registered Shares(a)	349,564

3,700	United Technologies Corp.	192,252

	Total Industrial Conglomerates	785,328
	Machinery — 1.1%
2,500	Flowserve Corp.	174,525

2,800	Navistar International Corp.*	122,080

2,300	Schindler Holding AG(a)	142,941

	Total Machinery	439,546

	Road & Rail — 0.2%
1,400	East Japan Railway Co.(a)	84,290

	Trading Companies & Distributors — 1.3%
39,000	Marubeni Corp.(a)	172,271

9,800	Mitsui & Co., Ltd.(a)	115,431

173,000	Noble Group Ltd.(a)	216,647

	Total Trading Companies & Distributors	504,349

	TOTAL INDUSTRIALS	4,022,502

INFORMATION TECHNOLOGY — 13.2%

	Communications Equipment — 1.8%
26,500	Cisco Systems Inc.*	493,960

6,700	Corning Inc.	107,602

12,000	Telefonaktiebolaget LM Ericsson, Class B Shares(a)	117,282

	Total Communications Equipment	718,844

	Computers & Peripherals — 5.2%
3,350	Apple Inc.*	477,141

14,600	Dell Inc.*	200,458

6,200	EMC Corp.*	81,220

13,650	Hewlett-Packard Co.	527,572

5,650	International Business Machines Corp.	589,973

14,000	NCR Corp.*	165,620

	Total Computers & Peripherals	2,041,984

	Internet Software & Services — 0.6%
9,000	eBay Inc.*	154,170

200	Google Inc., Class A Shares*	84,318

	Total Internet Software & Services	238,488

See Notes to Financial Statements.

10   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	IT Services — 1.7%
2,050	Affiliated Computer Services Inc., Class A Shares*	$91,061

2,700	Automatic Data Processing Inc.	95,688

3,322	Cap Gemini SA(a)	122,685

3,700	Computer Sciences Corp.*	163,910

2,800	Hewitt Associates Inc., Class A Shares*	83,384

6,900	Western Union Co.	113,160

	Total IT Services	669,888

	Semiconductors & Semiconductor Equipment — 0.7%
9,700	Altera Corp.	157,916

11,600	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	109,156

	Total Semiconductors & Semiconductor Equipment	267,072

	Software — 3.2%
6,500	CA Inc.	113,295

16,870	Microsoft Corp.	401,000

300	Nintendo Co., Ltd.(a)	82,548

18,700	Oracle Corp.	400,554

3,900	Sybase Inc.*	122,226

5,700	Synopsys Inc.*	111,207

	Total Software	1,230,830

	TOTAL INFORMATION TECHNOLOGY	5,167,106

MATERIALS — 5.3%

	Chemicals — 1.8%
5,320	BASF SE(a)	212,165

1,200	CF Industries Holdings Inc.	88,968

4,800	Dow Chemical Co.	77,472

3,400	Koninklijke DSM NV(a)	106,514

1,301	Solvay SA(a)	109,751

472	Syngenta AG(a)	109,605

	Total Chemicals	704,475

	Construction Materials — 0.3%
4,563	CRH PLC(a)	104,597

	Containers & Packaging — 0.4%
6,500	Pactiv Corp.*	141,050

	Metals & Mining — 2.5%
4,005	Anglo American PLC(a)	116,823

23,300	BHP Billiton PLC(a)	526,093

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   11

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Metals & Mining — 2.5% continued

6,620	Rio Tinto PLC(a)	$230,372

11,057	Xstrata PLC(a)	121,899

	Total Metals & Mining	995,187
	Paper & Forest Products — 0.3%
9,100	International Paper Co.	137,683

	TOTAL MATERIALS	2,082,992

TELECOMMUNICATION SERVICES — 5.1%

	Diversified Telecommunication Services — 3.4%
9,300	AT&T Inc.	231,012

5,700	Nippon Telegraph & Telephone Corp.(a)	231,885

12,658	Portugal Telecom, SGPS, SA(a)	123,941

18,106	Telefonica SA(a)	410,495

10,600	Verizon Communications Inc.	325,752

	Total Diversified Telecommunication Services	1,323,085

	Wireless Telecommunication Services — 1.7%
7,000	America Movil SAB de CV, Series L Shares, ADR	271,040

25	KDDI Corp.(a)	132,523

134,438	Vodafone Group PLC(a)	259,763

	Total Wireless Telecommunication Services	663,326

	TOTAL TELECOMMUNICATION SERVICES	1,986,411

UTILITIES — 5.4%

	Electric Utilities — 1.7%
3,460	E.ON AG(a)	122,793

4,100	Electric Power Development Co.(a)	116,172

23,200	Enel SpA(a)	113,007

3,300	FPL Group Inc.	187,638

5,800	Kansai Electric Power Co. Inc.(a)	127,975

	Total Electric Utilities	667,585

	Gas Utilities — 0.6%
40,000	Tokyo Gas Co., Ltd.(a)	142,979

3,500	UGI Corp.	89,215

	Total Gas Utilities	232,194

	Independent Power Producers & Energy Traders — 0.5%
17,700	AES Corp.*	205,497
	Multi-Utilities — 2.6%
3,200	DTE Energy Co.	102,400

See Notes to Financial Statements.

12   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Multi-Utilities — 2.6% continued

7,400	GDF Suez(a)	$276,408

2,700	PG&E Corp.	103,788

3,874	RWE AG(a)	305,788

4,400	Sempra Energy	218,372

	Total Multi-Utilities	1,006,756

	TOTAL UTILITIES	2,112,032

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $40,105,325)	38,604,379

FACE
AMOUNT

SHORT-TERM INVESTMENT† — 1.8%

	Repurchase Agreement — 1.8%
$713,000	State Street Bank & Trust Co. repurchase agreement dated 6/30/09, 0.000% due 7/1/09; Proceeds at maturity — $713,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 11/27/09; Market value — $729,124) (Cost — $713,000)	713,000

	TOTAL INVESTMENTS — 100.4% (Cost — $40,818,325#)	39,317,379

	Liabilities in Excess of Other Assets — (0.4)%	(138,057)

	TOTAL NET ASSETS — 100.0%	$39,179,322

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

†	Under Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt
CVA — Certificaaten van aandelen (Share Certificates)
GDR — Global Depositary Receipt

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   13

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY† (unaudited)

United States	49.6%

United Kingdom	9.8

Japan	8.9

France	4.5

Switzerland	3.2

Spain	3.2

Germany	3.1

Netherlands	2.6

Canada	2.1

Australia	1.8

Italy	1.1

Bermuda	0.9

Greece	0.9

Hong Kong	0.9

Sweden	0.8

Mexico	0.7

Russia	0.6

Singapore	0.5

India	0.5

Norway	0.5

Denmark	0.4

Brazil	0.4

Portugal	0.3

Belgium	0.3

Taiwan	0.3

Ireland	0.3

Short-term investment	1.8

100.0%

†	As a percentage of total investments. Please note that Portfolio holdings are as of June, 30, 2009 and are subject to change.

See Notes to Financial Statements.

14   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)
June 30, 2009

ASSETS:

Investments, at value (Cost — $40,818,325)	$39,317,379

Foreign currency, at value (Cost — $52,616)	52,611

Cash	869

Receivable for securities sold	225,250

Dividends receivable	128,508

Prepaid expenses	436

Total Assets	39,725,053

LIABILITIES:

Payable for securities purchased	446,341

Investment management fee payable	21,382

Payable for Portfolio shares repurchased	1,521

Trustees’ fees payable	275

Accrued expenses	76,212

Total Liabilities	545,731

TOTAL NET ASSETS	$39,179,322

NET ASSETS:

Par value (Note 5)	$44

Paid-in capital in excess of par value	65,593,276

Undistributed net investment income	462,272

Accumulated net realized loss on investments and foreign currency transactions	(25,376,012)

Net unrealized depreciation on investments and foreign currencies	(1,500,258)

TOTAL NET ASSETS	$39,179,322

Shares Outstanding:	4,394,873

Net Asset Value:	$8.91

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   15

Statement of operations (unaudited)
For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Dividends	$780,552

Less: Foreign taxes withheld	(54,978)

Total Investment Income	725,574

EXPENSES:

Investment management fee (Note 2)	139,693

Distribution fees (Note 2)	46,564

Shareholder reports	32,814

Custody fees	18,832

Audit and tax	15,180

Legal fees	13,230

Trustees’ fees	2,111

Insurance	1,361

Transfer agent fees	59

Miscellaneous expenses	3,466

Total Expenses	273,310

Less: Fee waivers and/or expense reimbursements (Note 2)	(87,052)

Net Expenses	186,258

NET INVESTMENT INCOME	539,316

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Investment transactions	(6,337,324)

Foreign currency transactions	2,874

Net Realized Loss	(6,334,450)

Change in Net Unrealized Appreciation/Depreciation From:

Investments	5,623,126

Foreign currencies	1,928

Change in Net Unrealized Appreciation/Depreciation	5,625,054

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(709,396)

DECREASE IN NET ASSETS FROM OPERATIONS	$(170,080)

See Notes to Financial Statements.

16   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2008	2009	2008
OPERATIONS:

Net investment income	$539,316	$1,220,397

Net realized loss	(6,334,450)	(18,917,115)

Change in net unrealized appreciation/depreciation	5,625,054	(15,541,492)

Decrease in Net Assets From Operations	(170,080)	(33,238,210)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(1,250,002)	(50,008)

Net realized gains	—	(9,079,587)

Decrease in Net Assets From Distributions to Shareholders	(1,250,002)	(9,129,595)

PORTFOLIO SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	299,412	2,975,975

Reinvestment of distributions	1,250,002	9,129,595

Cost of shares repurchased	(3,070,265)	(19,619,738)

Decrease in Net Assets From Portfolio Share Transactions	(1,520,851)	(7,514,168)

DECREASE IN NET ASSETS	(2,940,933)	(49,881,973)

NET ASSETS:

Beginning of period	42,120,255	92,002,228

End of period*	$39,179,322	$42,120,255

* Includes undistributed net investment income of:	$462,272	$1,172,958

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   17

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

	2009[1,2]	2008[2]	2007[2]	2006[2]	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$9.19	$17.82	$17.95	$16.17	$15.44	$14.11

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12	0.25	0.15	0.15	0.10	0.07

Net realized and unrealized
gain (loss)	(0.11)	(6.89)	0.74	2.31	0.91	1.38

Total income (loss) from operations	0.01	(6.64)	0.89	2.46	1.01	1.45

LESS DISTRIBUTIONS FROM:

Net investment income	(0.29)	(0.01)	(0.11)	(0.21)	(0.11)	(0.07)

Net realized gains	—	(1.98)	(0.91)	(0.47)	(0.17)	(0.05)

Total distributions	(0.29)	(1.99)	(1.02)	(0.68)	(0.28)	(0.12)

NET ASSET VALUE, END OF PERIOD	$8.91	$9.19	$17.82	$17.95	$16.17	$15.44

Total return[3]	0.16%	(41.32)%	4.91%	15.20%	6.54%	10.25%

NET ASSETS, END OF PERIOD (000s)	$39,179	$42,120	$92,002	$95,437	$82,564	$49,381

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	1.47%[4]	1.36%	1.16%	1.15%[5]	1.15%	1.28%

Net expenses[6,7]	1.00 [4]	1.00	0.88	0.87 [5]	0.90	1.00

Net investment income	2.90 [4]	1.81	0.80	0.88	0.64	0.75

PORTFOLIO TURNOVER RATE	69%	157%	81%	18%	18%	10%

[1]	For the six months ended June 30, 2009 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 1.09% and 0.84%, respectively.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Global Equity Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 19, 2009, the issuance date of the financial statements.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depository receipts (ADRs) and future contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   19

Notes to financial statements (unaudited) continued

used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		OTHER
		SIGNIFICANT	SIGNIFICANT
		OBSERVABLE	UNOBSERVABLE
	QUOTED PRICES	INPUTS	INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Common stocks:

Consumer discretionary	$2,224,200	$1,282,525	—	$3,506,725

Consumer staples	2,809,421	1,366,950	—	4,176,371

Energy	2,939,687	1,537,685	—	4,477,372

Financials	2,425,402	4,443,499	—	6,868,901

Health care	2,242,253	1,961,714	—	4,203,967

Industrials	2,133,177	1,889,325	—	4,022,502

Information technology	4,844,591	322,515	—	5,167,106

Materials	445,173	1,637,819	—	2,082,992

Telecommunication services	827,804	1,158,607	—	1,986,411

Utilities	906,910	1,205,122		2,112,032

Total common stocks	21,798,618	16,805,761	—	38,604,379

Short-term investment†	—	713,000	—	713,000

Total investments	$21,798,618	$17,518,761	—	$39,317,379

†	See Schedule of Investments for additional detailed categorizations.

20   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS
		TELECOMMUNICATION
	FINANCIALS	SERVICES	TOTAL
Balance as of December 31, 2008	$113,326	$398,862	$512,188

Accrued premiums/discounts	—	—	—

Realized gain (loss)	—	9,914	9,914 [1]

Change in unrealized appreciation (depreciation)	(14,291)	(55,718)	(70,009)[2]

Net purchases (sales)	—	(78,234)	(78,234)

Transfers in and/or out of Level 3	(99,035)	(274,824)	(373,859)

Balance as of June 30, 2009	—	—	—

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]	This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   21

Notes to financial statements (unaudited) continued

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Portfolio is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Portfolio to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolio’s records in the year in which they are reported by the REITs.

22   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Portfolio’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to Batterymarch the day-to-day portfolio management of the Portfolio, except for the management of cash and short-term instruments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Portfolio.

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   23

Notes to financial statements (unaudited) continued

During the six months ended June 30, 2009, the Portfolio had a voluntary expense limitation in place of 1.00%.

During the six months ended June 30, 2009, LMPFA waived a portion of its fee in the amount of $40,488.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan, the Portfolio pays a distribution fee calculated at the annual rate of 0.25% of the Portfolio’s average daily net assets. Distribution fees are accrued daily and paid monthly.

During the six months ended June 30, 2009, LMIS waived all of its distribution fees for the Portfolio, resulting in a waiver of $46,564. The distribution plan fee waiver can be terminated at any time.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$25,769,531

Sales	28,174,512

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,540,282

Gross unrealized depreciation	(4,041,228)

Net unrealized depreciation	$(1,500,946)

24   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

4.	Derivative instruments and hedging activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended June 30, 2009, the Portfolio did not invest in any derivative instruments.

5.	Shares of beneficial interest
At June 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Portfolio were as follows:

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30, 2009	DECEMBER 31, 2008
Shares sold	35,931	221,372

Shares issued on reinvestment	141,243	631,806

Shares repurchased	(363,569)	(1,434,942)

Net decrease	(186,395)	(581,764)

6.	Capital loss carryforward
As of December 31, 2008, the Portfolio had a net capital loss carryforward of approximately $9,782,967, all of which expires in 2016. This amount will be available to offset any future taxable capital gains.

7.	Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolio, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   25

Notes to financial statements (unaudited) continued

transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order,

26   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.	Legal matters
Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on

Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report   27

Notes to financial statements (unaudited) continued

behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds [collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

28   Legg Mason Partners Variable Global Equity Portfolio 2009 Semi-Annual Report

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Legg Mason Partners
Variable Global Equity Portfolio

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

Boston Financial Data Servicing, Inc.
2 Heritage Drive
Quincy, Massachusetts 02171

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Global Equity Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO
Legg Mason Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Global Equity Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011193 8/09 SR09-862

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 27, 2009

By:	/s/ Kaprel Ozsolak (Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust
Date: August 27, 2009